Financial Instruments with-Off Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-balance Sheet Risk [Abstract]
Summary of Financial Instruments with Off-Balance-Sheet Risk

	December 31, Contract Amount
(Dollars in thousands)	2012	2011
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
1-4 family mortgages	$4,462	3,554
Commercial real estate mortgages	750	2,371
Non-real estate commercial loans	180	0
Undisbursed balance of loans closed	5,445	7,209
Unused lines of credit	76,582	76,444
Letters of credit	1,910	1,535

Total commitments to extend credit	$89,329	91,113

Forward commitments	$7,046	7,263